Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
NOTE 13. ACQUISITIONS
Zenith Acquisition
In February 2020, Legacy SmartRent purchased all of the outstanding equity interests of Zenith which had previously been a vendor for Legacy SmartRent.
The
Company accounted for the Zenith acquisition as a business combination. The purchase price consisted of $6,909 cash, $974 promissory note consideration, $813 common stock consideration, and $1,158 related to settlement of preexisting relationships for a total purchase price of $9,854. The preexisting relationship related to prepaid inventory owned by the Company, with a corresponding deferred revenue balance recorded by Zenith. This preexisting relationship was settled on the acquisition date as an adjustment to the purchase price.
The aggregate purchase price exceeded the fair value of the net tangible and intangible assets acquired, and accordingly the Company recorded goodwill of $4,162. Additionally, Legacy SmartRent issued 844 shares of common stock that vest annually over three years and $3,353 of promissory notes to certain employees, contingent upon continued employment. These costs are recognized as post-combination compensation expenses as a component of general and administrative expense on the Company’s Consolidated Statement of Operations and Comprehensive Loss. In connection with the common stock issued with this transaction, the Company recorded $502 and $707 of stock-based compensation expense during the years ended December 31, 2021 and 2020, respectively. As part of the Business Combination of August 24, 2021 these 844 shares converted to 4,123 shares pursuant to the Exchange Ratio.
The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration
Cash Consideration		$6,909
Promissory Note Consideration		974
Stock Consideration		813
Settlement of Preexisting Relationships		1,158

Fair Value of Total Consideration Transferred		9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$4,527

Accounts receivable	518
Inventory	692
Prepaid expenses and other current assets	632
Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490
Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets		5,692

Goodwill		$4,162

The
Company recognized approximately $21 of acquisition related costs that were expensed during the three months ended March 31, 2020 and are included in general and administrative expenses. None of these costs were expensed during the year ended December 31, 2021.
The excess of the purchase price over the tangible and intangible assets acquired has been recorded as Goodwill. The Company determined the intangible assets held by Zenith were not material to the acquisition and did not include them in the acquisition. The goodwill is attributable primarily to the workforce of the acquired business and expected synergies with the Company’s existing operations and is not deductible for income tax purposes.

The Company’s consolidated balance sheet for the year ended December 31, 2021, and other financial statements presented herein for the year ended December 31, 2021 and 2020 include the results of operations of Zenith since the acquisition date. Revenue related to Zenith and included in amounts presented on the Company’s Consolidated Statement of Operations and Comprehensive Loss are $2,565 and $2,259 for the years ended December 31, 2021 and 2020, respectively. Net income related to Zenith and included in amounts presented on the Company’s Consolidated Statement of Operations and Comprehensive Loss are $819 and $420 for the years ended December 31, 2021 and 2020. Pro forma disclosures have not been provided since the acquisition did not have, and is not expected to have, a material impact on the Company’s results of operations.
iQuue Acquisition
On December 31, 2021, the Company purchased all of the outstanding equity interests of iQuue, LLC. iQuue was founded in 2015 and is headquartered in Altamonte Springs, Florida. iQuue is a SaaS company providing a smart home and smart building technology platform for property owners, managers, and residents in the multifamily industry. Backed by Samsung SmartThings, the iQuue technology platform is capable of integrating with any smart device. iQuue offerings include access control, door code management, managed WiFi, and professional installation.
The Company accounted for the iQuue acquisition as a business combination. The purchase price consisted of $7,213 of cash and restricted cash, estimated fair market value of $5,230 in contingent consideration relating to three earnout payments tied to the attainment of installed unit targets during the period of December 31, 2021 to June 30, 2025, and a Networking Capital Adjustment of $508 to be paid out 91 days after the acquisition date. On the acquisition date, the Company paid cash of $6,192, and placed $1,021 in escrow accounts. As of December 31, 2021, the current escrow deposits are classified as “Restricted cash, current portion” in the Consolidated Balance Sheets. The Company determines current or non-current
classification based on the expected duration of the restriction. The maximum value of the earnout payments is $6,375. To the extent these are earned, they will be payable in cash on, or promptly after, the earnout period dates of December 31, 2022, December 31, 2023, and June 30, 2025. The $5,230 fair value of the earnout payments is determined using the Monte Carlo simulation model based on installed unit projections during the period of December 31, 2021 through June 30, 2025, implied revenue volatility, a risk-adjusted discount rate, and a credit spread. Each reporting period, the Company is required to remeasure the fair value of the earnout liability as assumptions change and such adjustments will be recorded in other income (expense), net within the Consolidated Statement of Operations and Comprehensive Loss. The Company believes the fair value of the earnout liability falls within Level 3 of the fair value hierarchy as a result of the unobservable inputs used for the measurement.
As part of the business combination, the Company agreed to pay up to approximately $742 to the former shareholders of iQuue over the next three years, subject to the shareholders’ continued employment at the Company. As this payment is contingent upon the continuous service of the key employees, it is accounted for as post-combination compensation expense and will be recognized ratably over the service period of three years. The Company deposited $742 cash in escrow on the acquisition date for this obligation. The current portion of the escrow deposit is classified as “Restricted cash, current portion” and the non-current
portion is classified as a component of “Other long-term assets” in the Consolidated Balance Sheets.
The total purchase consideration and the fair values of the acquired assets and liabilities at the acquisition date were as follows.

Consideration
Cash paid at acquisition		$6,192
Contingent consideration		5,230
Cash consideration held in escrow		1,021
Net working capital adjustment		508

Fair value of total consideration transferred		12,951
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$290
Accounts receivable	721
Inventory	49
Intangible assets	3,590
Prepaid expenses and other assets	5

Total identifiable net assets acquired	4,655

Accounts payable	48
Deferred revenue	91
Accrued expenses and other liabilities	69

Total liabilities assumed	208

Total identifiable assets		4,447

Goodwill		$8,504

The Company recognized approximately $314 of acquisition related costs that were expensed during the year ended December 31, 2021 and are included in general and administrative expenses.
The fair value of the assets acquired includes accounts receivable of $721. The gross amount due under contracts for accounts receivable is $721, substantially all of which is expected to be collected. The Company did not acquire any other class of receivable as a result of the acquisition of iQuue.
The aggregate purchase price has been allocated to the assets acquired and liabilities assumed based on the fair market value of such assets and liabilities at the date of acquisition. Intangible assets associated with the acquisition totaled $3,590 and primarily related to customer relationships. The excess purchase price over the fair value of net assets acquired was recognized as goodwill and totaled $8,504. The goodwill is attributable primarily to the workforce of the acquired business and expected synergies with the Company’s existing operations and is not deductible for income tax purposes.
The Company recorded intangible assets at their fair value, which consisted of the following.

	Estimated useful life (in years)	December 31, 2021
Customer relationships	13	$3,290
Developed technology	1	300

Total intangible assets		$3,590

The valuation of intangible assets was determined using an income approach methodology. The fair value of the customer relationship intangible assets was determined using the multi-period excess earnings method based on discounted projected net cash flows associated with the net earnings attributable to the acquired customer relationships. The fair value of the acquired developed technology was determined using the relief from royalty method, which measures the value by estimating the cost savings associated with owning the asset rather than licensing it. The income approach methodology involves estimating cash flows over the remaining economic life of the intangible assets, which are considered from a market participant perspective. Key assumptions used in estimating future cash flows included projected revenue growth rates and customer attrition rates. The projected future cash flows were discounted to present value using an appropriate discount rate. As such, all aforementioned intangible assets were valued using Level 3 inputs.
The Company’s consolidated balance sheet for the year ended December 31, 2021, and other financial statements presented herein for the year ended December 31, 2021 and 2020 include the results of operations of iQuue since the acquisition date. Revenue and net income related to iQuue and included in amounts presented on the Company’s Consolidated Statement of Operations and Comprehensive Loss are not material for the year ended December 31, 2021. Pro forma disclosures have not been provided since the acquisition did not have, and is not expected to have, a material impact on the Company’s results of operations.